Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of fair value measurements assets and liabilities
	As at January 31, 2022
	Level 1 $	Level 2 $	Level 3 $

Cash	173,513	–	–
Amounts receivable	–	324,993	–

Total financial assets	173,513	324,993	–

Accounts payable and accrued liabilities	–	3,341,261	–
Due to related parties	–	144,867	–
Financial guarantee liability	–	–	1,083,295
Convertible debentures	–	237,880	–
Loans payable	–	74,559	–
Warrant liabilities	–	–	353

Total financial liabilities	–	3,798,567	1,083,648
	As at January 31, 2021
	Level 1 $	Level 2 $	Level 3 $

Cash	154,722	–	–
Amounts receivable	–	520,122	–

Total financial assets	154,722	520,122	–

Accounts payable and accrued liabilities	–	4,503,217	–
Due to related parties	–	661,660	–
Financial guarantee liability	–	182,200	–
Convertible debentures	–	500,000	–
Warrant liabilities	–	–	131,603

Total financial liabilities	–	5,847,077	131,603